Working capital - Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Working capital
Research and development external project costs	$ 983	$ 946	$ 414
Professional fees	425	206	210
Other	310	107	14
Personnel-related expenses	161	114	128
Deferred offering costs		300
Total	$ 1,879	$ 1,673	$ 766